Stock-Based Compensation - Activity and Pricing Information for Nonvested Shares in Long-Term Incentive Compensation Program (Details) - Long-Term Incentive Compensation Program	12 Months Ended
Dec. 31, 2025 $ / shares shares
Vesting Contingent on Service Conditions
Number of Nonvested Shares
Outstanding, beginning balance (in shares) | shares	14,995,501
Granted (in shares) | shares	7,306,761
Vested (in shares) | shares	(5,552,419)
Forfeited (in shares) | shares	(461,624)
Outstanding, ending balance (in shares) | shares	16,288,219
Weighted-Average Grant-Date Fair Value
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 17.66
Granted (in dollars per share) | $ / shares	17.72
Vested (in dollars per share) | $ / shares	18.82
Forfeited (in dollars per share) | $ / shares	17.53
Outstanding, ending balance (in dollars per share) | $ / shares	$ 17.27
Vesting Contingent on Performance and Service Conditions - Payable in Stock
Number of Nonvested Shares
Outstanding, beginning balance (in shares) | shares	1,440,087
Granted (in shares) | shares	68,991
Vested (in shares) | shares	0
Forfeited (in shares) | shares	0
Outstanding, ending balance (in shares) | shares	1,509,078
Weighted-Average Grant-Date Fair Value
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 15.42
Granted (in dollars per share) | $ / shares	15.42
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	0
Outstanding, ending balance (in dollars per share) | $ / shares	$ 15.42
Vesting Contingent on Performance and Service Conditions - Payable in Cash
Number of Nonvested Shares
Outstanding, beginning balance (in shares) | shares	5,420,941
Granted (in shares) | shares	1,575,553
Vested (in shares) | shares	(36,078)
Forfeited (in shares) | shares	(3,682,521)
Outstanding, ending balance (in shares) | shares	3,277,895
Weighted-Average Grant-Date Fair Value
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 19.70
Granted (in dollars per share) | $ / shares	20.82
Vested (in dollars per share) | $ / shares	19.02
Forfeited (in dollars per share) | $ / shares	18.52
Outstanding, ending balance (in dollars per share) | $ / shares	$ 20.99